UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 19, 2022 to October 31, 2022

Commission File Number of issuing entity:  333-233850-10
Central Index Key Number of issuing entity:  0001946318

EXETER AUTOMOBILE RECEIVABLES TRUST 2022-5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-233850
Central Index Key Number of depositor:  0001654238

EFCAR, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541713

EXETER FINANCE LLC
(Exact name of sponsor as specified in its charter)

Jodi Blanton, (469) 754-4396
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

87-6646288
45-2673519
(I.R.S. Employer Identification No.)

c/o Exeter Finance LLC 2101 W. John Carpenter Freeway Irving, Texas (Address of principal executive offices of the issuing entity)	75063 (Zip Code)

(469) 754-4396
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class B Notes	☐	☐	☒
Class C Notes	☐	☐	☒
Class D Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
No assets securitized by Exeter Finance LLC (the “Securitizer”) and held by Exeter Automobile Receivables Trust 2022-5 were the subject of a demand to repurchase for breach of the representations and warranties during the distribution period from September 19, 2022 to October 31, 2022.
The Securitizer (Central Index Key Number: 0001541713) most recently filed a Form ABS-15G on February 8, 2022.
Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 on November 29, 2022 with respect to the calendar month commencing on September 1, 2022 and ending on September 30, 2022 are hereby incorporated by reference into this Form 10-D.
The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 on November 29, 2022 with respect to the calendar month commencing on October 1, 2022 and ending on October 31, 2022 are hereby incorporated by reference into this Form 10-D.
Item 1B.    Asset Representations Reviewer and Investor Communication.

None.

PART II — OTHER INFORMATION

Item 2.  Legal Proceedings.

None.

Item 3.  Sales of Securities and Use of Proceeds.

None.

Item 4.  Defaults Upon Senior Securities.

None.

Item 5.  [Reserved].

None.

Item 6.  Significant Obligors of Pool Assets.

None.

Item 7.  Change in Sponsor Interest in the Securities.

None.

Item 8.  Significant Enhancement Provider Information.

None.

Item 9.  Other Information.

None.

Item 10.  Exhibits.

(a)  Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)  Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).
102.1
Asset Data File for the calendar month commencing on September 1, 2022 and ending on September 30, 2022 (included in Exhibit 102 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 with the Commission on November 29, 2022, which is incorporated by reference herein).

102.2
Asset Data File for the calendar month commencing on October 1, 2022 and ending on October 31, 2022 (included in Exhibit 102 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 with the Commission on November 29, 2022, which is incorporated by reference herein).

103.1
Asset Related Document for the calendar month commencing on September 1, 2022 and ending on September 30, 2022 (included in Exhibit 103 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 with the Commission on November 29, 2022, which is incorporated by reference herein).

103.2
Asset Related Document for the calendar month commencing on October 1, 2022 and ending on October 31, 2022 (included in Exhibit 103 to the Form ABS-EE filed by Exeter Automobile Receivables Trust 2022-5 with the Commission on November 29, 2022, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  November 29, 2022

EXETER AUTOMOBILE RECEIVABLES TRUST 2022-5
       (Issuing Entity)

By:      Exeter Finance LLC, as Servicer

By:      /s/ Ben Miller
           Name:    Ben Miller
           Title:      Executive Vice President and Treasurer